Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events

39. SUBSEQUENT EVENTS

1.	Edesur

On February 22, 2022, the National Executive Power issued Decree No. 88/2022, which, in its Article 16, extends until December 31, 2022 the implementation of the “Special Regime for Regularization of Obligations” for the debts held with Compañía Administradora del Mercado Mayorista Eléctrico S.A. (CAMMESA) of the electricity distributors agents of the Wholesale Electricity Market (MEM, in its Spanish acronym) and of the “Special Credit Regime” established by the Secretariat of Energy (SE) under Article 87 of Law No. 27,591 and in resolutions SE No. 40/2021 and No. 371/2021. The Secretariat of Energy, in its capacity as enforcement authority, may establish for the obligations pending payment generated after April 30, 2021 and until December 31, 2021, a special regime for the regularization of obligations under terms and conditions similar to those set forth in the “Special Regime for the Regularization of Obligations”, providing, in particular for the remaining debts, a payment plan with a term of up to 96 monthly installments, up to 6 months of grace and an interest rate equivalent to up to 50% of the rate in force in the MEM. Distributors that adhere to this regime will have to keep their payments up to date with CAMMESA’s current invoicing beginning on the date established by the Secretariat of Energy for each case.

Finally, as a result of the public hearing mentioned above, on February 22, 2022, the Secretariat of Energy and the ENRE issued Joint Resolution No. 1/2022, approving the final report and, on February 23, 2022, the Secretariat of Energy issued Resolution No. 105/2022, updating the stabilized seasonal prices of energy and transportation that will be applicable beginning on March 1, 2022 (See Note 4.i.a).

2.	Enel Américas S.A.

On March 1, 2022 Enel Américas S.A. announced in a significant event filing that on February 28, 2022 the Superintendency of Companies of the Republic of Colombia authorized the statutory reorganization consisting of the merger by absorption (“the Merger”) of the subsidiaries of Enel Américas: Emgesa S.A. ESP (absorbing company), Codensa S.A. ESP, Enel Green Power Colombia S.A.S. ESP, and ESSA2 SpA (absorbed companies).

Also, on March 1, 2022, Notary 11 of Bogota issued the related public deed through which the Merger commitment, its annexes, and other necessary documents were registered. As of March 1, 2022, the Merger between the companies Emgesa S.A. ESP (absorbing company), Codensa S.A. ESP, Enel Green Power Colombia S.A.S. ESP, and ESSA2 SpA (absorbed companies) has been completed. The public deed was also registered on March 1, 2022 with the Bogota Chamber of Commerce, finalizing the Merger.

The new corporate name of the merged companies is Enel Colombia S. A. ESP.

The resulting distribution of shares of the Colombian subsidiary Enel Colombia S.A. ESP is as follows: (i) Enel Américas S.A. holds an interest of 57.345%; ii) Grupo Energía Bogotá S.A. ESP holds and interest of 42.515%; and iii) other minority shareholders hold an interest of 0.140%.

Between January 1, 2022 and the date of issuance of these consolidated financial statements, we are not aware of other events of a financial or any other nature that could significantly affect the financial position and the results presented herein.